Reserves - Summary of Fair Value of Share Purchase Options (Detail) $ in Thousands	3 Months Ended				6 Months Ended
	Mar. 31, 2025 $ / shares	Mar. 31, 2025 USD ($)	Mar. 31, 2024 $ / shares	Mar. 31, 2024 USD ($)	Jun. 30, 2025 $ / shares	Jun. 30, 2025 USD ($) yr shares	Jun. 30, 2024 $ / shares	Jun. 30, 2024 USD ($) yr shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price and exercise price | $ / shares					$ 108.56		$ 59.79
Weighted average fair value per option granted | $ / shares	$ 23.9		$ 13.39		$ 23.9		$ 13.39
Total fair value of options issued | $		$ 3,000		$ 3,000
Black-Scholes Weighted Average Assumptions [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield						0.92%		1.45%
Expected volatility						30.00%		30.00%
Risk-free interest rate						2.89%		4.10%
Expected option life, in years | yr						3		3
Number of options issued during the period | shares						178,020		305,710
Total fair value of options issued | $						$ 2,974		$ 3,022